Financial Instruments - Schedule of Financial Assets and Liabilities by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	₩ 86,051	₩ 39,095	₩ 39,095	₩ 16,720	₩ 24,909
Short-term financial instruments	9,500		22,500
Accounts receivables	60,664		42,168
Other receivables	255		698
Other non-current financial assets	1,494		1,394
Total	13,617	43,256
Accounts payables	71,928		₩ 44,410
Total	8,631	34,988
Financial Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	86,051	39,095
Short-term financial instruments	9,500	22,500
Accounts receivables	60,664	42,168
Other receivables	255	698
Other current assets	191	155
Other non-current financial assets	1,494	1,394
Total	158,155	106,010
Financial Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounts payables	71,928	44,410
Accrued expenses	16	322
Other current liabilities	113	107
Other non-current liabilities	34	141
Total	₩ 72,091	₩ 44,980